UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

Eaton Vance
Alabama Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.0%
$500	Auburn University, 5.00%, 6/1/36	$515,685
1,500	University of Alabama, 5.00%, 7/1/34	1,556,520

		$2,072,205

Electric Utilities — 0.7%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$345,761

		$345,761

Escrowed/Prerefunded — 2.3%
$1,125	Huntsville, Prerefunded to 5/1/12, 5.25%, 5/1/31	$1,199,014

		$1,199,014

General Obligations — 6.5%
$1,000	Auburn, 5.25%, 12/1/27	$1,077,290
1,250	Madison, 5.15%, 2/1/39	1,263,712
1,000	Mobile, 5.00%, 2/15/27	1,049,120

		$3,390,122

Hospital — 15.3%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,698,658
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,555,110
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	421,476
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	772,725
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	402,288
1,000	Huntsville, Health Care Authority, 5.50%, 6/1/25	1,047,100
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,003,840
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,090,070

		$7,991,267

Industrial Development Revenue — 4.0%
$600	Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$574,638
705	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	571,410
750	Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	752,542
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	208,183

		$2,106,773

Insured-Education — 10.7%
$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,016,810
475	Alabama State University, (AGC), 4.75%, 5/1/33	474,853
1,000	Alabama State University, (XLCA), 4.625%, 8/1/36	927,010
750	Auburn University, (AGM), 5.00%, 6/1/38	765,772
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,252,214
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,153,223

		$5,589,882

Insured-Electric Utilities — 2.0%
$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$430,024
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600,225

		$1,030,249

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 11.6%
$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,690,975
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	577,770
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,367,109
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	403,356

		$6,039,210

Insured-General Obligations — 3.9%
$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,010,880

		$2,010,880

Insured-Hospital — 2.8%
$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,463,220

		$1,463,220

Insured-Lease Revenue/Certificates of Participation — 3.9%
$500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$509,585
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	941,163
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	597,199

		$2,047,947

Insured-Special Tax Revenue — 6.6%
$2,690	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(3)	$2,142,666
505	Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	258,201
1,275	Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,022,831

		$3,423,698

Insured-Transportation — 3.8%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$815,200
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,180,912

		$1,996,112

Insured-Water and Sewer — 10.6%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,173,989
800	Birmingham, Waterworks and Sewer Board, (AGM), 4.50%, 1/1/35	753,912
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	229,510
1,000	Cullman Utilities Board, (AGM), 5.00%, 9/1/30(4)	1,031,690
2,600	West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	362,544
1,000	West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	990,790

		$5,542,435

Other Revenue — 3.0%
$1,500	Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,576,965

		$1,576,965

Special Tax Revenue — 3.2%
$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$144,917
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155,206
500	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	478,115
540	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	540,211
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	340,636

		$1,659,085

Water and Sewer — 4.8%
$1,315	Auburn, Waterworks Board, 5.00%, 9/1/29	$1,460,925
500	Opelika Utilities Board, 5.25%, 6/1/36	509,150

2

Principal
Amount
(000’s omitted)	Security	Value
$500	Opelika Utilities Board, 5.25%, 6/1/41	$507,705

		$2,477,780

Total Tax-Exempt Investments — 99.7% (identified cost $50,581,602)		$51,962,605

Other Assets, Less Liabilities — 0.3%		$179,065

Net Assets — 100.0%		$52,141,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.2% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 56.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 17.1% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		When-issued security.

(5)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $135,211.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	5 U.S. 10-Year Treasury Note	Short	$(608,428)	$(613,047)	$(4,619)
9/11	42 U.S. 30-Year Treasury Bond	Short	(5,207,267)	(5,243,437)	(36,170)

					$(40,789)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$900,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(24,451)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $65,240.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,692,144

Gross unrealized appreciation	$2,028,004
Gross unrealized depreciation	(467,543)

Net unrealized appreciation	$1,560,461

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,962,605	$—	$51,962,605

Total Investments	$—	$51,962,605	$—	$51,962,605

Liability Description

Futures Contracts	$(40,789)	$—	$—	$(40,789)
Interest Rate Swaps	—	(24,451)	—	(24,451)

Total	$(40,789)	$(24,451)	$—	$(65,240)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Arkansas Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.3%
$250	University of Arkansas, 5.00%, 12/1/29	$259,670
500	University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	503,995
750	University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	807,870

		$1,571,535

General Obligations — 26.4%
$750	Arkansas, 4.75%, 6/1/29	$782,790
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,644,592
1,000	Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,009,940
750	Benton, School District No. 8, 4.80%, 2/1/38	750,577
1,000	Benton, School District No. 8, 4.85%, 2/1/40	1,001,500
1,000	Bentonville, School District No. 6, 4.50%, 6/1/40	1,002,350
315	Bradford, Special School District, 4.75%, 2/1/39	319,905
1,490	Bryant, School District No. 25, 4.75%, 2/1/39	1,513,199
750	Conway, School District No. 1, 4.75%, 2/1/34	752,580
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	1,009,750
390	Forrest City, School District No. 7, 4.50%, 2/1/32	400,577
595	Forrest City, School District No. 7, 4.625%, 2/1/35	610,113
1,365	Greenwood, School District No. 25, 4.20%, 12/1/26	1,416,966
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,029,800
1,250	Pottsville, School District No. 61, 4.50%, 2/1/38	1,262,462
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	312,365
500	Pulaski County, Special School District, 5.00%, 2/1/35	506,315
875	Sheridan, School District No. 37, 4.375%, 2/1/30	891,739
1,000	Siloam Springs, School District No. 21, 4.60%, 6/1/34	988,670

		$18,206,190

Hospital — 0.6%
$200	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$200,028
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	250,272

		$450,300

Housing — 3.6%
$430	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$432,722
770	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	721,228
665	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	673,047
95	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	92,503
180	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	175,338
360	North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	360,263

		$2,455,101

Industrial Development Revenue — 5.4%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$402,044
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,179,540
900	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	729,459
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	395,547

		$3,706,590

Insured-Education — 11.1%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,008,490
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,115,330
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,280,562

1

Principal
Amount
(000’s omitted)	Security	Value
$1,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	$1,163,778
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,019,670
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	517,615
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,016,740
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	506,620

		$7,628,805

Insured-Electric Utilities — 6.4%
$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,407,649
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,087,040
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	636,928
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	528,644
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	737,077

		$4,397,338

Insured-Escrowed/Prerefunded — 1.5%
$500	Conway, Water Revenue, (FGIC), (NPFG), Prerefunded to 12/1/11, 5.125%, 12/1/23	$512,135
500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	508,805

		$1,020,940

Insured-General Obligations — 1.3%
$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$429,200
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	505,205

		$934,405

Insured-Health-Miscellaneous — 1.0%
$195	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$195,203
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	526,755

		$721,958

Insured-Hospital — 6.2%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,162,583
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,524,735
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,569,914

		$4,257,232

Insured-Lease Revenue/Certificates of Participation — 3.9%
$425	Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$432,990
1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,030,430
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,222,290

		$2,685,710

Insured-Nursing Home — 0.4%
$255	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	$255,000

		$255,000

Insured-Other Revenue — 4.3%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$561,880
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	490,816
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	879,445
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,031,767

		$2,963,908

Insured-Special Tax Revenue — 4.3%
$210	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$210,693
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,003,130
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	103,710
4,465	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	245,932
7,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	785,250

2

Principal
Amount
(000’s omitted)	Security	Value
$1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$165,619
480	Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	480,130

		$2,994,464

Insured-Transportation — 1.6%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,140,852

		$1,140,852

Insured-Water and Sewer — 9.4%
$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515,458
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	487,225
1,145	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,187,205
500	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	525,800
1,000	Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	991,880
450	Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	464,225
750	Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	771,877
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	512,480
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,010,000

		$6,466,150

Lease Revenue/Certificates of Participation — 2.2%
$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,499,955

		$1,499,955

Other Revenue — 0.3%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$242,078

		$242,078

Special Tax Revenue — 4.0%
$1,720	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,922,926
260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	260,101
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	109,594
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	455,928

		$2,748,549

Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$475,450

		$475,450

Water and Sewer — 2.1%
$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$311,162
595	El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	611,119
500	El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	513,230

		$1,435,511

Total Tax-Exempt Investments — 99.0% (identified cost $69,020,954)		$68,258,021

Other Assets, Less Liabilities — 1.0%		$722,216

Net Assets — 100.0%		$68,980,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

3

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 12.5% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 52.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 26.7% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $65,101.

A summary of open financial instruments at May 31, 2011 is as follows:

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$2,750,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(74,713)
Citibank, N.A.	2,000,000	4.097	3-month USD- LIBOR-BBA	August 23, 2011/ August 23, 2041	(27,721)
JPMorgan Chase Co.	912,500	4.425	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	(73,335)
JPMorgan Chase Co.	2,000,000	4.130	3-month USD- LIBOR-BBA	August 23, 2011/ August 23, 2041	(39,510)

					$(215,279)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $215,279.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,070,977

Gross unrealized appreciation	$1,844,245
Gross unrealized depreciation	(2,452,201)

Net unrealized depreciation	$(607,956)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,258,021	$—	$68,258,021

Total Investments	$—	$68,258,021	$—	$68,258,021

Liability Description

Interest Rate Swaps	$—	$(215,279)	$—	$(215,279)

Total	$—	$(215,279)	$—	$(215,279)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Georgia Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.5%
$600	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$601,236
950	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	944,281
3,500	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	3,595,025

		$5,140,542

Electric Utilities — 1.5%
$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,033,370

		$1,033,370

Escrowed/Prerefunded — 1.5%
$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$1,006,744

		$1,006,744

General Obligations — 14.6%
$1,750	Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,680,455
2,000	Georgia, 1.00%, 3/1/26(1)	1,335,440
500	Georgia, 2.00%, 12/1/23	438,535
500	Georgia, 2.00%, 8/1/27	387,115
4,500	Gwinnett County, School District, 5.00%, 2/1/36(2)	4,637,205
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	501,425
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,082,830

		$10,063,005

Hospital — 9.2%
$750	Coweta County Development Authority, (Piedmont Healthcare Project), 5.00%, 6/15/45	$688,253
1,000	DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	942,370
3,000	Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,020,280
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	748,492
1,000	Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	956,690

		$6,356,085

Housing — 6.2%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$926,940
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	956,380
1,980	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,954,894
435	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	428,531

		$4,266,745

Industrial Development Revenue — 8.7%
$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,083,760
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	703,815
925	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	837,458
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	736,035
1,000	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	810,510
615	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	616,698
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	187,364

		$5,975,640

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.8%
$1,125	Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,153,867
750	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	735,203

		$1,889,070

Insured-Electric Utilities — 9.2%
$3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,371,640
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	382,157
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	437,332
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	720,270
1,450	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,425,017

		$6,336,416

Insured-General Obligations — 1.7%
$660	Fayette County, School District, (AGM), 4.95%, 3/1/25	$690,710
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	505,205

		$1,195,915

Insured-Hospital — 1.7%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,192,249

		$1,192,249

Insured-Lease Revenue/Certificates of Participation — 4.2%
$949	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	$851,196
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,032,470
1,000	Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,029,810

		$2,913,476

Insured-Special Tax Revenue — 7.5%
$1,750	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,794,152
1,000	George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	1,001,320
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,013,000
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	774,760
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	546,706

		$5,129,938

Insured-Transportation — 6.1%
$785	Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$789,207
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	501,565
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,188,370
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,692,264

		$4,171,406

Insured-Water and Sewer — 15.6%
$500	Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$512,935
1,135	Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,305,818
2,000	DeKalb County Water and Sewer, (AGM), 5.25%, 10/1/32	2,056,200
2,250	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	2,290,230
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,169,030
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,145,400
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,214,106
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,028,750

		$10,722,469

Special Tax Revenue — 4.4%
$750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$778,980
205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	204,883
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220,292
7,255	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	348,893

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	$1,000,390
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	455,928

		$3,009,366

Transportation — 1.2%
$750	Atlanta, Airport Revenue, 5.00%, 1/1/35	$735,210
105	Augusta, Airport Revenue, 5.15%, 1/1/35	89,286

		$824,496

Water and Sewer — 4.5%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,054,740
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,028,880

		$3,083,620

Total Tax-Exempt Investments — 108.1% (identified cost $73,970,283)		$74,310,552

Other Assets, Less Liabilities — (8.1)%		$(5,559,946)

Net Assets — 100.0%		$68,750,606

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.6% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 45.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 20.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $250,390.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	85 U.S. 30-Year Treasury Bond	Short	$(10,538,516)	$(10,611,718)	$(73,202)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$4,000,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(108,672)
JPMorgan Chase Co.	1,612,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(129,593)

					$(238,265)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

3

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $311,467.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,242,025

Gross unrealized appreciation	$2,296,475
Gross unrealized depreciation	(2,242,948)

Net unrealized appreciation	$53,527

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$74,310,552	$—	$74,310,552

Total Investments	$—	$74,310,552	$—	$74,310,552

Liability Description

Futures Contracts	$(73,202)	$—	$—	$(73,202)
Interest Rate Swaps	—	(238,265)	—	(238,265)

Total	$(73,202)	$(238,265)	$—	$(311,467)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Kentucky Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.4%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,248,038

		$1,248,038

Escrowed/Prerefunded — 3.7%
$2,250	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$1,873,958

		$1,873,958

General Obligations — 1.4%
$750	Kenton County, 4.625%, 4/1/34	$738,518

		$738,518

Hospital — 6.5%
$1,000	Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$987,980
500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	528,895
500	Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	511,130
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	807,780
500	Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	512,405

		$3,348,190

Housing — 4.6%
$395	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$373,804
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,988,620

		$2,362,424

Industrial Development Revenue — 4.7%
$500	Owen County, (American Water Project), 6.25%, 6/1/39	$519,420
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	578,747
1,320	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,298,141

		$2,396,308

Insured-Electric Utilities — 14.7%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,014,360
2,000	Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	1,952,700
1,000	Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,043,990
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,370,780
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,232,856
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	430,024
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	498,645

		$7,543,355

Insured-General Obligations — 1.2%
$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$631,506

		$631,506

Insured-Hospital — 6.3%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850,408
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,379,448

		$3,229,856

Insured-Industrial Development Revenue — 0.5%
$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250,368

		$250,368

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 15.0%
$1,350	Hardin County, School District Finance Corp. School Building, (AGM), 4.75%, 7/1/21	$1,368,657
1,000	Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	1,039,560
1,150	Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,036,564
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	525,875
500	Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	524,760
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,002,220
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	893,346
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,032,770
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	254,992

		$7,678,744

Insured-Other Revenue — 2.0%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,030,780

		$1,030,780

Insured-Transportation — 5.1%
$1,000	Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$984,040
2,295	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,653,295

		$2,637,335

Insured-Water and Sewer — 13.2%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,550,775
1,000	Campbell, Kenton and Boone Counties, Sanitation District No. 1, (AGM), 5.00%, 8/1/31	1,017,960
500	Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	483,310
500	Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	509,125
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,034,942
1,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	891,640
750	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	758,835
290	Owensboro, (AGC), 5.00%, 9/15/27	306,191
225	Owensboro, (AGC), 5.00%, 9/15/31	231,698

		$6,784,476

Lease Revenue/Certificates of Participation — 10.5%
$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,417,283
1,000	Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,133,490
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	803,407

		$5,354,180

Other Revenue — 0.5%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$140,238
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	119,621

		$259,859

Special Tax Revenue — 1.2%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$69,960
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75,100
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	109,594
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	340,635

		$595,289

Transportation — 3.1%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$525,680
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,049,770

		$1,575,450

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.2%
$1,000	Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,105,350

		$1,105,350

Total Tax-Exempt Investments — 98.8% (identified cost $50,011,225)		$50,643,984

Other Assets, Less Liabilities — 1.2%		$613,704

Net Assets — 100.0%		$51,257,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.2% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 25.4% of total investments.

A summary of open financial instruments at May 31, 2011 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Bank of America	$3,000,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(81,505)
Barclays Bank PLC	2,000,000	4.436	3-month USD- LIBOR-BBA	July 11, 2011/ July 11, 2041	(158,468)

					$(239,973)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $239,973.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,962,111

Gross unrealized appreciation	$2,000,304
Gross unrealized depreciation	(1,318,431)

Net unrealized appreciation	$681,873

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,643,984	$—	$50,643,984

Total Investments	$—	$50,643,984	$—	$50,643,984

Liability Description

Interest Rate Swaps	$—	$(239,973)	$—	$(239,973)

Total	$—	$(239,973)	$—	$(239,973)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Maryland Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.7%
$1,250	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250,000

		$1,250,000

Education — 10.2%
$2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,015,320
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,246,782
1,000	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,005,130
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,344,465
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	159,824
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	957,180

		$7,728,701

Escrowed/Prerefunded — 2.9%
$2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,216,380

		$2,216,380

General Obligations — 17.0%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,177,517
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,132,180
2,000	Maryland, 5.00%, 11/1/19	2,415,460
1,000	Montgomery County, 5.00%, 5/1/23	1,110,470
1,500	Montgomery County, 5.00%, 5/1/25	1,637,010
1,000	Montgomery County, 5.25%, 10/1/19	1,025,030
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,488,248
1,100	Puerto Rico, 0.00%, 7/1/16	896,720

		$12,882,635

Hospital — 12.7%
$1,450	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,356,925
1,000	Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	992,230
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,031,700
1,475	Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,376,735
1,780	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,627,988
1,630	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,495,069
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	697,980

		$9,578,627

Housing — 7.6%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$968,980
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,119,690
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	906,200

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	$927,180
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,813,620

		$5,735,670

Industrial Development Revenue — 2.6%
$930	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$798,489
195	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	180,353
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,011,570

		$1,990,412

Insured-Education — 1.9%
$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,416,360

		$1,416,360

Insured-Escrowed/Prerefunded — 4.8%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,662,164

		$3,662,164

Insured-General Obligations — 1.3%
$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$996,550

		$996,550

Insured-Hospital — 10.0%
$1,735	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$1,540,958
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	2,887,256
3,150	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Hospital Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,153,402

		$7,581,616

Insured-Special Tax Revenue — 2.1%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$182,952
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	401,979
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	387,380
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	45,126
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	556,200

		$1,573,637

Insured-Transportation — 12.3%
$1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,036,490
1,500	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,552,830
2,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,064,300
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,512,150
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,514,580
1,705	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,603,501

		$9,283,851

Insured-Water and Sewer — 5.2%
$1,000	Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,093,100
2,000	Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,331,200
500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500,315

		$3,924,615

Other Revenue — 3.4%
$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$518,213
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	159,232

2

Principal
Amount
(000’s omitted)	Security	Value
$895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$898,643
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,017,660

		$2,593,748

Senior Living/Life Care — 1.9%
$470	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$477,285
375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	305,524
230	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	219,422
500	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	440,000

		$1,442,231

Special Tax Revenue — 6.1%
$743	Baltimore (Clipper Mill), 6.25%, 9/1/33	$690,767
495	Baltimore (Strathdale Manor), 7.00%, 7/1/33	502,187
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,141,130
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	264,503
2,040	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	2,040,796

		$4,639,383

Transportation — 4.9%
$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,115,410
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,582,975

		$3,698,385

Total Tax-Exempt Investments — 108.6% (identified cost $83,359,556)		$82,194,965

Other Assets, Less Liabilities — (8.6)%		$(6,520,873)

Net Assets — 100.0%		$75,674,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 14.5% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 13.5% of total investments.

(1)		Currently the issuer is in default with respect to interest payments.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $510,796.

3

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	48 U.S. 10-Year Treasury Note	Short	$(5,840,912)	$(5,885,250)	$(44,338)
9/11	28 U.S. 30-Year Treasury Bond	Short	(3,471,511)	(3,495,625)	(24,114)

					$(68,452)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,837,500	4.425%	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	$(147,675)

The effective date represents the date on which Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $216,127.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,451,688

Gross unrealized appreciation	$2,596,727
Gross unrealized depreciation	(3,663,450)

Net unrealized depreciation	$(1,066,723)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,194,965	$—	$82,194,965

Total Investments	$—	$82,194,965	$—	$82,194,965

Liability Description

Futures Contracts	$(68,452)	$—	$—	$(68,452)
Interest Rate Swaps	—	(147,675)	—	(147,675)

Total	$(68,452)	$(147,675)	$—	$(216,127)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Missouri Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.0%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,077,140
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,359,902
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,599,885

		$5,036,927

General Obligations — 11.2%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,063,750
1,000	Columbia School District, 5.00%, 3/1/31	1,075,420
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,082,750
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,075,070
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,068,650
1,000	Kansas City, 4.75%, 2/1/25	1,070,210
1,000	Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,091,280
750	University City School District, (Direct Deposit Program), 5.00%, 2/15/26	822,083
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,156,050

		$9,505,263

Hospital — 8.6%
$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$849,630
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,091,804
1,000	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,015,010
600	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	600,408
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	251,530
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000,580
500	Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	474,880
1,175	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,027,925

		$7,311,767

Housing — 2.8%
$845	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$796,227
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	506,560
225	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	216,574
675	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	661,135
180	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	173,862

		$2,354,358

Industrial Development Revenue — 3.3%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,120,046
1,500	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,419,315
300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	249,819

		$2,789,180

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 1.9%
$1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,578,465

		$1,578,465

Insured-Electric Utilities — 13.6%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,287,194
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,205,360
2,465	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,347,913
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	382,157
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	437,332
1,375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,351,309
1,150	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,291,209
2,275	Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,249,520

		$11,551,994

Insured-Escrowed/Prerefunded — 4.2%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), Prerefunded to 12/1/11, 5.25%, 12/1/22	$768,667
3,590	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	2,628,921
205	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	142,539

		$3,540,127

Insured-General Obligations — 7.8%
$1,200	Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,249,524
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,067,180
1,000	Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,060,500
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	894,920
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,217,270
1,000	Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,098,080

		$6,587,474

Insured-Hospital — 3.1%
$4,000	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,587,040

		$2,587,040

Insured-Industrial Development Revenue — 2.3%
$1,235	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,156,528
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	810,760

		$1,967,288

Insured-Lease Revenue/Certificates of Participation — 6.3%
$1,000	Cape Girardeau County Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,043,190
750	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	734,752
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	630,890
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	992,626
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	693,598
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,222,290

		$5,317,346

Insured-Special Tax Revenue — 5.8%
$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,539,434
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	569,754

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	$1,043,250
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	774,760

		$4,927,198

Insured-Transportation — 5.7%
$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,958,463
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	896,895
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	1,000,226
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	987,740

		$4,843,324

Insured-Water and Sewer — 1.2%
$1,000	Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,026,470

		$1,026,470

Other Revenue — 3.0%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,505,825

		$2,505,825

Senior Living/Life Care — 4.0%
$1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$871,890
1,775	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,626,965
1,000	Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	913,520

		$3,412,375

Special Tax Revenue — 3.7%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$269,846
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295,392
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	578,808
7,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	360,675
1,640	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,640,640

		$3,145,361

Transportation — 2.6%
$1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,138,440
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,072,090

		$2,210,530

Water and Sewer — 5.9%
$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,253,712
1,165	Kansas City, Water Revenue, 5.25%, 12/1/32	1,251,921
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	968,570
420	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	440,084
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,091,820

		$5,006,107

Total Tax-Exempt Investments — 103.0% (identified cost $86,384,628)		$87,204,419

Other Assets, Less Liabilities — (3.0)%		$(2,565,306)

Net Assets — 100.0%		$84,639,113

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 12.2% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 50.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 21.4% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $410,640.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	39 U.S. 10-Year Treasury Note	Short	$(4,745,741)	$(4,781,766)	$(36,025)
9/11	54 U.S. 30-Year Treasury Bond	Short	(6,695,058)	(6,741,563)	(46,505)

					$(82,530)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$1,825,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(49,582)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $132,112.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,175,581

Gross unrealized appreciation	$3,666,342
Gross unrealized depreciation	(2,747,504)

Net unrealized appreciation	$918,838

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,204,419	$—	$87,204,419

Total Investments	$—	$87,204,419	$—	$87,204,419

Liability Description

Futures Contracts	$(82,530)	$—	$—	$(82,530)
Interest Rate Swaps	—	(49,582)	—	(49,582)

Total	$(82,530)	$(49,582)	$—	$(132,112)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.4%
$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,211,800
2,400	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,487,984

		$7,699,784

Electric Utilities — 6.6%
$1,500	North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,555,485
2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,349,480
1,230	North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,268,696
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	618,887
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,038,020

		$6,830,568

Escrowed/Prerefunded — 3.1%
$1,950	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,605,416
2,000	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,665,740

		$3,271,156

General Obligations — 1.0%
$1,000	Charlotte, 5.00%, 7/1/29(2)	$1,025,910

		$1,025,910

Hospital — 19.2%
$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,780,003
2,295	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,299,498
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,081,280
825	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	819,085
3,600	North Carolina Medical Care Commission (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,688,200
2,000	North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,674,280
900	North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	901,917
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	970,020
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,699,950

		$19,914,233

Housing — 6.8%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,379,950
2,275	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,104,580
1,945	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,788,952
955	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	883,213
955	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	896,172

		$7,052,867

Industrial Development Revenue — 0.7%
$750	Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$749,483

		$749,483

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 1.8%
$865	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$806,708
1,050	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,076,817

		$1,883,525

Insured-Electric Utilities — 3.2%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,123,560
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	961,170
1,340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,286,882

		$3,371,612

Insured-General Obligations — 0.9%
$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$884,108

		$884,108

Insured-Hospital — 7.1%
$1,675	Johnston Memorial Hospital, (AGM), Variable Rate, 15.763%, 10/1/36(3)(4)(5)	$1,764,646
1,025	North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,131,795
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,018,740
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,145,029
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,282,305

		$7,342,515

Insured-Lease Revenue/Certificates of Participation — 3.7%
$1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,551,510
1,000	Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,031,390
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,222,290

		$3,805,190

Insured-Other Revenue — 1.9%
$1,950	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,987,323

		$1,987,323

Insured-Special Tax Revenue — 2.7%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$551,722
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	685,195
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,450,920
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	93,957
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	70,351

		$2,852,145

Insured-Transportation — 7.1%
$500	Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$512,615
10,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	2,435,300
1,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,066,570
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,711,278
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,692,846

		$7,418,609

Insured-Water and Sewer — 1.9%
$500	Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$517,030
1,500	Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	1,455,855

		$1,972,885

Lease Revenue/Certificates of Participation — 11.6%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,615,456
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,489,670
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,518,630
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,031,590
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,085,260
1,000	North Carolina, Capital Improvement Limited Obligation, 5.25%, 5/1/31	1,086,300

2

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	$2,097,820
1,000	Wake County, 5.00%, 1/1/33	1,046,470
1,000	Wake County, 5.00%, 6/1/36	1,030,230

		$12,001,426

Other Revenue — 2.7%
$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$452,769
1,000	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,137,860
1,035	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,166,393

		$2,757,022

Senior Living/Life Care — 1.6%
$1,900	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,654,577

		$1,654,577

Special Tax Revenue — 3.5%
$8,510	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$409,246
2,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(6)	2,621,022
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	571,220

		$3,601,488

Transportation — 2.4%
$500	Charlotte Airport, 5.50%, 7/1/34	$521,575
1,000	Charlotte Airport, (AMT), 5.375%, 7/1/28	1,007,090
1,000	North Carolina Ports Authority, 5.25%, 2/1/40	999,040

		$2,527,705

Water and Sewer — 11.3%
$2,495	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,577,485
2,000	Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,086,140
1,000	Charlotte, Water and Sewer, 5.00%, 7/1/34	1,056,780
1,800	Charlotte, Water and Sewer, 5.00%, 7/1/38	1,890,396
1,000	Charlotte, Water and Sewer, 5.125%, 6/1/26	1,012,670
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,050,760
2,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,069,960

		$11,744,191

Total Tax-Exempt Investments — 108.2% (identified cost $110,377,353)		$112,348,322

Other Assets, Less Liabilities — (8.2)%		$(8,549,975)

Net Assets — 100.0%		$103,798,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 17.3% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 28.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 12.1% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

3

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2011, the aggregate value of these securities is $1,764,646 or 1.7% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at May 31, 2011.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $656,022

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	40 U.S. 10-Year Treasury Note	Short	$(4,868,052)	$(4,904,375)	$(36,323)
9/11	120 U.S. 30-Year Treasury Bond	Short	(14,878,504)	(14,981,250)	(102,746)

					$(139,069)

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $139,069.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,392,223

Gross unrealized appreciation	$4,651,417
Gross unrealized depreciation	(2,630,318)

Net unrealized appreciation	$2,021,099

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$112,348,322	$—	$112,348,322

Total Investments	$—	$112,348,322	$—	$112,348,322

Liability Description

Futures Contracts	$(139,069)	$—	$—	$(139,069)

Total	$(139,069)	$—	$—	$(139,069)

4

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Oregon Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.3%
$340	Western Generation Agency (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$339,796

		$339,796

Education — 9.6%
$3,000	Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,092,460
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,095,940
2,000	Oregon State Facilities Authority, (Lewis & Clark College Project), 5.625%, 10/1/36	2,059,080
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,016,280
500	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/31	496,185
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/34	965,220
1,500	Oregon State Facilities Authority, (Linfield College), 5.25%, 10/1/40	1,464,795
250	Oregon State Facilities Authority, (The Reed Institute), 4.75%, 7/1/32	256,958
250	Oregon State Facilities Authority, (The Reed Institute), 5.00%, 7/1/29	269,567
250	Oregon State Facilities Authority, (The Reed Institute), 5.125%, 7/1/41	260,910

		$11,977,395

Electric Utilities — 1.8%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24(1)	$1,029,270
1,250	Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,264,975

		$2,294,245

General Obligations — 32.3%
$1,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$704,490
2,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	1,109,425
700	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	290,402
425	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	165,733
2,230	Clackamas County, School District No. 46, 0.00%, 6/15/32	734,339
2,000	Clackamas County, School District No. 46, 0.00%, 6/15/33	623,380
12,870	Clackamas County, School District No. 46, 0.00%, 6/15/39	2,795,879
3,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,472,120
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,410,859
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(2)	8,374,000
1,770	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,804,303
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	443,770
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	504,055
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	343,710
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	440,977
3,855	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,856,349
455	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	455,587
740	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	742,731
1,575	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	550,730
5,820	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,805,131
3,350	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	760,818
2,120	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	468,584
1,325	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,319,435
1,280	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,225,741
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	468,320
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,619,741
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,808,395

		$40,299,004

1

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 8.7%
$2,500	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,995,200
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,110,978
2,225	Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	2,183,482
3,685	Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,597,002

		$10,886,662

Housing — 10.6%
$805	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$743,579
2,685	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,490,150
5,000	Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,715,700
3,025	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,063,266
1,025	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	931,376
1,210	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,207,580

		$13,151,651

Industrial Development Revenue — 1.1%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$703,564
795	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	661,559

		$1,365,123

Insured-Education — 2.4%
$4,800	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,931,648

		$2,931,648

Insured-Electric Utilities — 3.5%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,680,512
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,652,829

		$4,333,341

Insured-General Obligations — 6.3%
$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$748,019
830	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/28	350,551
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,708,760
200	Monmouth, (Minet Project), (AGM), 5.00%, 6/1/32	206,064
1,000	Newport, (AGC), 0.00%, 6/1/28	461,940
1,225	Newport, (AGC), 0.00%, 6/1/29	534,124
1,740	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	847,867

		$7,857,325

Insured-Hospital — 3.7%
$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,423,886
3,000	Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,213,360

		$4,637,246

Insured-Special Tax Revenue — 5.7%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$186,278
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	67,689
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,074,359
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,018,177
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,074,200
42,840	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,359,627
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	188,439
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	140,214

		$7,108,983

Insured-Transportation — 4.6%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$299,619
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,559,265
2,050	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,141,922

2

Principal
Amount
(000’s omitted)	Security	Value
$1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,711,278

		$5,712,084

Other Revenue — 8.1%
$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$676,314
8,740	Oregon State Department of Administrative Services, 5.00%, 4/1/28(2)(3)	9,441,298

		$10,117,612

Senior Living/Life Care — 1.4%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,733,690

		$1,733,690

Special Tax Revenue — 5.3%
$12,970	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$623,727
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	5,222,036
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	791,323

		$6,637,086

Transportation — 4.6%
$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,143,320
215	Redmond Airport Revenue, 5.50%, 6/1/24	217,356
200	Redmond Airport Revenue, 5.75%, 6/1/27	202,170
550	Redmond Airport Revenue, 6.00%, 6/1/34	554,862
600	Redmond Airport Revenue, 6.25%, 6/1/39	611,940

		$5,729,648

Water and Sewer — 3.0%
$1,865	Portland, (Water System), 5.00%, 5/1/35(1)	$1,965,580
1,710	Washington County, Clean Water Services, 4.75%, 10/1/27	1,821,885

		$3,787,465

Total Tax-Exempt Investments — 113.0% (identified cost $143,521,530)		$140,900,004

Other Assets, Less Liabilities — (13.0)%		$(16,192,523)

Net Assets — 100.0%		$124,707,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.3% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 23.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 9.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,193,334.

3

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	60 U.S. 10-Year Treasury Note	Short	$(7,302,078)	$(7,356,563)	$(54,485)
9/11	150 U.S. 30-Year Treasury Bond	Short	(18,598,130)	(18,726,562)	(128,432)

					$(182,917)

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $182,917.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,799,401

Gross unrealized appreciation	$5,147,658
Gross unrealized depreciation	(7,417,055)

Net unrealized depreciation	$(2,269,397)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$140,900,004	$—	$140,900,004

Total Investments	$—	$140,900,004	$—	$140,900,004

Liability Description

Futures Contracts	$(182,917)	$—	$—	$(182,917)

Total	$(182,917)	$—	$—	$(182,917)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.6%
$890	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$837,890

		$837,890

Electric Utilities — 6.6%
$4,510	South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,947,560
3,560	South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,804,109

		$8,751,669

General Obligations — 6.0%
$2,155	South Carolina, 3.25%, 8/1/30(1)	$1,930,621
4,275	South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	2,978,777
3,850	South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,027,525

		$7,936,923

Hospital — 13.4%
$2,520	Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$2,378,905
4,470	Greenwood County, 5.375%, 10/1/39	4,389,897
3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,551,304
1,160	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,105,712
3,420	South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,181,592
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,177,268

		$17,784,678

Industrial Development Revenue — 2.2%
$1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,502,790
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,411,928

		$2,914,718

Insured-Electric Utilities — 12.4%
$800	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$318,064
6,735	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	2,502,726
10,610	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	3,244,432
7,815	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,758,930
1,000	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	288,570
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	1,146,699
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,391,444
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,580,358
950	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	912,342
330	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	324,314

		$16,467,879

Insured-General Obligations — 1.9%
$1,300	Berkeley County, (AGM), 2.00%, 9/1/25	$1,038,336
1,530	Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,442,178

		$2,480,514

Insured-Lease Revenue/Certificates of Participation — 3.9%
$3,210	Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,166,023
2,060	Sumter Two School Facilities, Inc., (AGC), 4.50%, 12/1/32	1,955,167

		$5,121,190

Insured-Special Tax Revenue — 0.5%
$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$269,341

1

Principal
Amount
(000’s omitted)	Security	Value
$1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$188,439
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	140,214

		$597,994

Insured-Transportation — 4.1%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$2,566,917
1,095	Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,111,294
1,760	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	1,677,456

		$5,355,667

Insured-Utilities — 6.8%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,160,290
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,279,080
5,185	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,187,541
385	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	396,138

		$9,023,049

Insured-Water and Sewer — 6.4%
$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$553,520
1,875	Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 14.941%, 10/1/30(3)(4)(5)	2,146,875
2,025	Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,098,062
170	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	170,202
3,655	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	3,530,365

		$8,499,024

Lease Revenue/Certificates of Participation — 14.4%
$3,350	Berkeley County, School District, 5.125%, 12/1/30	$3,333,652
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	342,195
2,500	Dorchester County, School District No. 2, 5.25%, 12/1/29	2,537,050
3,000	Greenville County, School District, 5.00%, 12/1/24(2)	3,130,410
4,645	Laurens County, School District, 5.25%, 12/1/30	4,639,380
1,470	Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,508,749
1,665	Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,696,019
495	Lexington One, School Facilities Corp., 5.25%, 12/1/30	502,618
1,320	Newberry County, School District, 5.25%, 12/1/25	1,344,856

		$19,034,929

Other Revenue — 8.3%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$716,716
650	Tobacco Settlement Revenue Management Authority, 5.00%, 6/1/18	650,858
7,600	Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,647,136

		$11,014,710

Special Tax Revenue — 5.5%
$23,870	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$1,147,908
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	5,222,036
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	848,969

		$7,218,913

Student Loan — 1.9%
$2,460	South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,521,082

		$2,521,082

Transportation — 4.6%
$2,450	Horry County, (Myrtle Beach International Airport), 5.00%, 7/1/40	$2,367,925
3,725	South Carolina Ports Authority, 5.25%, 7/1/40	3,777,224

		$6,145,149

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 9.1%
$1,000	Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,089,310
3,000	Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,183,990
7,500	Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(2)(6)	7,741,725

		$12,015,025

Total Tax-Exempt Investments — 108.6% (identified cost $143,119,958)		$143,721,003

Other Assets, Less Liabilities — (8.6)%		$(11,343,530)

Net Assets — 100.0%		$132,377,473

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 12.4% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 14.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2011, the aggregate value of these securities is $2,146,875 or 1.6% of the Fund’s net assets.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at May 31, 2011.

(6)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,423,761.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	100 U.S. 10-Year Treasury Note	Short	$(12,170,129)	$(12,260,937)	$(90,808)
9/11	170 U.S. 30-Year Treasury Bond	Short	(21,077,881)	(21,223,438)	(145,557)

					$(236,365)

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $236,365.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,885,027

Gross unrealized appreciation	$4,495,363
Gross unrealized depreciation	(3,549,387)

Net unrealized appreciation	$945,976

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$143,721,003	$—	$143,721,003

Total Investments	$—	$143,721,003	$—	$143,721,003

Liability Description

Futures Contracts	$(236,365)	$—	$—	$(236,365)

Total	$(236,365)	$—	$—	$(236,365)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Tennessee Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.0%
$1,425	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,477,483
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,038,240
1,500	Tennessee School Bond Authority, 5.00%, 5/1/39	1,560,075

		$4,075,798

Electric Utilities — 6.1%
$1,500	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,562,190
500	Clarksville, Electric Revenue, 5.00%, 9/1/34	521,595
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,002,130

		$3,085,915

Escrowed/Prerefunded — 1.6%
$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$507,520
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	302,353

		$809,873

General Obligations — 4.7%
$350	Johnson City, 5.00%, 6/1/31	$362,719
1,000	Tennessee, 5.00%, 5/1/29	1,078,980
850	Williamson County, 3.25%, 4/1/17(1)	926,466

		$2,368,165

Hospital — 11.3%
$500	Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$541,765
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	897,440
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	871,700
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	455,904
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	474,250
1,070	Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,083,225
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	511,115
1,000	Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	885,260

		$5,720,659

Housing — 6.0%
$465	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$447,404
495	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	455,811
440	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	419,135
1,290	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,265,232
465	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	442,708

		$3,030,290

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 1.8%
$340	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$328,209
500	Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	464,385
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	124,909

		$917,503

Insured-Education — 2.8%
$1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,405,213

		$1,405,213

Insured-Electric Utilities — 12.6%
$1,000	Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,189,540
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	524,960
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,019,850
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,736,020
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	254,772
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	192,234
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	403,351
300	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	294,831
680	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	763,497

		$6,379,055

Insured-Escrowed/Prerefunded — 10.5%
$1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,504,920
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	884,763
645	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	665,021
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,257,740

		$5,312,444

Insured-General Obligations — 7.9%
$500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$512,305
1,425	Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,109,320
2,000	Franklin, Special School District, (AGM), 0.00%, 6/1/20	1,481,540
250	Manchester, (AGM), 5.00%, 6/1/38	265,150
530	Memphis, (AGC), 5.00%, 4/1/26	636,652

		$4,004,967

Insured-Hospital — 1.3%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$676,958

		$676,958

Insured-Lease Revenue/Certificates of Participation — 1.2%
$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$611,145

		$611,145

Insured-Special Tax Revenue — 2.7%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$581,070
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	395,115
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	371,000

		$1,347,185

Insured-Transportation — 2.4%
$100	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$100,159
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	532,397
640	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	601,901

		$1,234,457

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 12.4%
$1,000	Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,181,880
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,014,120
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	770,715
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	906,666
1,000	Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,039,230
790	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	833,363
500	South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	520,005

		$6,265,979

Other Revenue — 0.9%
$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$218,705
250	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	239,107

		$457,812

Special Tax Revenue — 2.1%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$134,923
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145,193
4,815	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	231,553
220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	220,086
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	340,636

		$1,072,391

Transportation — 2.6%
$1,250	Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	$1,344,163

		$1,344,163

Total Tax-Exempt Investments — 98.9% (identified cost $49,999,505)		$50,119,972

Other Assets, Less Liabilities — 1.1%		$571,893

Net Assets — 100.0%		$50,691,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 11.2% of the Fund’s net assets at May 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 25.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $55,086.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	60 U.S. 30-Year Treasury Bond	Short	$(7,438,953)	$(7,490,625)	$(51,672)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$2,500,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(67,920)
JPMorgan Chase Co.	1,150,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(92,423)

					$(160,343)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $212,015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,472,712

Gross unrealized appreciation	$2,734,082
Gross unrealized depreciation	(2,531,822)

Net unrealized appreciation	$202,260

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,119,972	$—	$50,119,972

Total Investments	$—	$50,119,972	$—	$50,119,972

Liability Description

Futures Contracts	$(51,672)	$—	$—	$(51,672)
Interest Rate Swaps	—	(160,343)	—	(160,343)

Total	$(51,672)	$(160,343)	$—	$(212,015)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Virginia Municipal Income Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.4%
$1,500	Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,566,450

		$1,566,450

Education — 9.9%
$1,700	Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,741,650
5,100	University of Virginia, 5.00%, 6/1/40(1)	5,315,373
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,196,680
275	Virginia College Building Authority, 5.00%, 9/1/38	283,836

		$11,537,539

Electric Utilities — 1.2%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,435,770

		$1,435,770

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$80,717

		$80,717

General Obligations — 5.0%
$2,820	Loudoun County, 5.00%, 7/1/27	$3,118,638
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,419,871
500	Portsmouth, 4.75%, 7/15/25	541,410
675	Portsmouth, 5.25%, 7/15/25	761,110

		$5,841,029

Hospital — 18.2%
$1,750	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,735,615
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,461,137
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,085,500
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	977,600
795	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	796,844
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	449,023
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	944,350
1,100	Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,086,756
1,950	Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,968,077
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,421,340
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,759,740
1,500	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,519,095

		$21,205,077

Housing — 9.1%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,488,850
1,740	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,653,070
1,940	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	1,917,011
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 19.765%, 10/1/35(3)(4)(5)	1,031,950
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,505,385

		$10,596,266

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 4.0%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250,112
1,625	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,489,800
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,856,988

		$4,596,900

Insured-Education — 5.5%
$5,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$6,380,423

		$6,380,423

Insured-Electric Utilities — 4.6%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,028,600
2,015	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,262,422
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,098,670

		$5,389,692

Insured-Hospital — 6.0%
$325	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$287,810
1,000	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	885,850
1,500	Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,696,185
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	4,099,375

		$6,969,220

Insured-Lease Revenue/Certificates of Participation — 0.7%
$890	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$865,650

		$865,650

Insured-Special Tax Revenue — 0.3%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$339,293

		$339,293

Insured-Transportation — 21.5%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,263,300
950	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	934,249
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,002,030
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,357,210
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	999,960
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,890,158
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,594,480
3,800	Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,158,910
2,825	Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,759,743

		$24,960,040

Other Revenue — 5.0%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$233,730
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	235,935
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,258,963
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,167,100
2,710	Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,903,006

		$5,798,734

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 1.9%
$1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,296,021
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	883,460

		$2,179,481

Special Tax Revenue — 1.5%
$6,250	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$997,562
800	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	800,312

		$1,797,874

Transportation — 2.2%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,030,450
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,549,785

		$2,580,235

Water and Sewer — 5.0%
$2,795	Fairfax County Water Authority, 5.25%, 4/1/27	$3,376,052
1,350	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	1,342,629
1,000	Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,075,730

		$5,794,411

Total Tax-Exempt Investments — 103.1% (identified cost $117,481,306)		$119,914,801

Other Assets, Less Liabilities — (3.1)%		$(3,641,237)

Net Assets — 100.0%		$116,273,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2011, the aggregate value of these securities is $1,031,950 or 0.9% of the Fund’s net assets.

(4)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at May 31, 2011.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $200,312.

A summary of open financial instruments at May 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	245 U.S. 30-Year Treasury Bond	Short	$(30,375,724)	$(30,586,719)	$(210,995)

3

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$2,475,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(67,241)
JPMorgan Chase Co.	2,537,500	4.425	3-month USD- LIBOR-BBA	June 14, 2011/ June 14, 2041	(203,933)

					$(271,174)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $482,169.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,735,962

Gross unrealized appreciation	$6,526,811
Gross unrealized depreciation	(3,797,972)

Net unrealized appreciation	$2,728,839

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$119,914,801	$—	$119,914,801

Total Investments	$—	$119,914,801	$—	$119,914,801

Liability Description

Futures Contracts	$(210,995)	$—	$—	$(210,995)
Interest Rate Swaps	—	(271,174)	—	(271,174)

Total	$(210,995)	$(271,174)	$—	$(482,169)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 25, 2011